Other Investments - Schedule of Continuity of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Fair Value [Member]
Schedule of Continuity of Investments [Line Items]
Beginning	$ 46,254	$ 15,540
Loss (Gain) on equity investments designated as FVTOCI	5	(67)
Loss (Gain) equity investments designated as FVTPL	12,451	9,074
Acquisition	20,953	23,305
Disposal	(36,289)	(1,492)
Transferred upon acquisition of Adventus	(25,727)
Impact of foreign currency translation	(370)	(106)
Ending	17,277	46,254
Accumulated fair value change included in OCI [Member]
Schedule of Continuity of Investments [Line Items]
Beginning	(25,715)	(25,648)
Loss (Gain) on equity investments designated as FVTOCI	5	(67)
Loss (Gain) equity investments designated as FVTPL
Acquisition
Disposal
Transferred upon acquisition of Adventus
Impact of foreign currency translation
Ending	(25,710)	(25,715)
Accumulated fair value change included in P&L [Member]
Schedule of Continuity of Investments [Line Items]
Beginning	10,459	1,385
Loss (Gain) on equity investments designated as FVTOCI
Loss (Gain) equity investments designated as FVTPL	12,451	9,074
Acquisition
Disposal
Transferred upon acquisition of Adventus
Impact of foreign currency translation
Ending	$ 22,910	$ 10,459